Income Taxes - Summary of Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 8,359,000	$ 10,433,000
Stock-based compensation	1,897,000	1,871,000
License agreements	268,000
Research and development	117,000
Technology licensing fee	185,000	167,000
Total deferred tax assets	10,826,000	12,471,000
Valuation allowance	(10,826,000)	(12,471,000)
Deferred tax assets, net of valuation allowance	$ 0	$ 0